UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

Preferred Income Fund (HPI)

Semiannual Report

1.31.08

Portfolio summary

Top 10 holdings[1]

Nexen, Inc., 7.35%	3.7%	Interstate Power & Light Co., 8.375%, Ser B	2.5%

DPL Capital Trust II, 8.125%, 09-01-31	3.3%	PFGI Capital Corp., 7.75%	2.4%

Viacom, Inc., 6.85%	2.8%	BGE Capital Trust II, 6.20%	2.3%

MetLife, Inc., 6.50%, Ser B	2.7%	ING Groep NV, 7.05%	2.2%

FPC Capital I, 7.10%, Ser A	2.6%	Telephone & Data Systems, Inc., 7.60%, Ser A	2.1%

Industry distribution[1]

Electric utilities	23%	Broadcasting & cable TV	3%

Other diversified financial services	12%	Regional banks	3%

Investment banking & brokerage	8%	Integrated telecommunication services	3%

Diversified banks	7%	Movies & entertainment	3%

Gas utilities	6%	Real estate management & development	2%

Multi-line insurance	5%	Automobile manufacturers	2%

Multi-utilities	5%	Wireless telecommunication services	2%

Life & health insurance	5%	Agricultural products	2%

Consumer finance	4%	Specialized finance	1%

Oil & gas exploration & production	4%

1 As a percentage of the Fund’s total investments on January 31, 2008.

Preferred Income Fund | Semiannual Report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 1-31-08 (unaudited)

This schedule is divided into six main categories: bonds, capital preferred securities, common stocks, preferred stocks, purchased options and short-term investments. Bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 3.41%					$19,452,416

(Cost $19,639,848)

Electric Utilities 1.89%					10,796,490

Black Hills Corp.,
Note	6.500%	05-15-13	BBB–	$5,950	6,187,530

Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,608,960

Gas Utilities 1.52%					8,655,926

Southern Union Co.,
Jr Sub Note Ser A	7.200	11-01-66	BB	8,800	8,655,926

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Capital preferred securities 10.19%					$58,200,602

(Cost $55,492,365)

Diversified Banks 1.28%					7,331,250

Lloyds TSB Bank Plc, (United
Kingdom) (F)	6.90%	11-29-49	A+	$7,500	7,331,250

Electric Utilities 4.88%					27,858,240

DPL Capital Trust II	8.125	09-01-31	BB+	24,000	27,858,240

Gas Utilities 4.03%					23,011,112

KN Capital Trust I, Ser B	8.56	04-15-27	B–	17,500	15,925,000

KN Capital Trust III	7.63	04-15-28	B–	8,000	7,086,112

Issuer				Shares	Value

Common stocks 0.96%					$5,479,600
(Cost $6,971,743)

Electric Utilities 0.32%					1,812,200

Great Plains Energy, Inc.				65,000	1,812,200

Multi-Utilities 0.64%					3,667,400

TECO Energy, Inc.				220,000	3,667,400

See notes to financial statements

Semiannual Report | Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 133.88%			$764,313,970

(Cost $801,492,190)
Agricultural Products 2.35%			13,437,538

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	143,000	13,437,538

Automobile Manufacturers 2.85%			16,258,664

Ford Motor Co., 7.50%	CCC+	40,000	692,000

General Motors Corp., 7.25%, Ser 04-15-41	B–	378,700	6,570,445

General Motors Corp., 7.25%, Ser 07-15-41	B–	82,000	1,453,040

General Motors Corp., 7.25%, Ser 02-15-52	B–	254,300	4,330,729

General Motors Corp., 7.375%, Ser 05-15-48	B–	50,000	884,000

General Motors Corp., 7.375%, Ser 10-01-51	B–	129,000	2,328,450

Broadcasting & Cable TV 4.46%			25,449,672

CBS Corp., 6.75%	BBB	193,600	4,563,152

Comcast Corp., 7.00%	BBB+	232,000	5,614,400

Comcast Corp., 7.00%, Ser B	BBB+	629,000	15,272,120

Consumer Finance 6.33%			36,158,409

Ford Motor Credit Co., 7.60%	B1	308,500	5,907,775

HSBC Finance Corp., 6.00%	AA–	134,200	3,184,566

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	297,000	6,902,280

HSBC Finance Corp., 6.875%	AA–	404,800	9,877,120

SLM Corp., 6.00%	BBB–	194,100	3,682,077

SLM Corp., 6.97%, Ser A	BB	147,391	6,604,591

Diversified Banks 8.71%			49,733,893

BAC Capital Trust IV, 5.875%	A+	30,000	664,800

Bank One Capital Trust VI, 7.20%	A	81,100	2,034,799

Barclays Bank Plc, 7.10%, Ser 3 (United Kingdom) (F)	A+	55,000	1,389,850

Fleet Capital Trust VIII, 7.20%	A+	489,250	12,226,358

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom) (F)	A	161,000	3,847,900

Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom) (F)	A	550,900	12,229,980

Royal Bank of Scotland Group Plc, 6.35%, Ser N, ADR
(United Kingdom) (F)	A	25,000	600,000

Royal Bank of Scotland Group Plc,
7.25%, Ser T (United Kingdom) (F)	A	59,000	1,504,500

Santander Finance Preferred SA, Unipersonal, 6.41%, Ser 1
(Spain) (F)	A+	225,000	5,316,750

USB Capital VIII, 6.35%, Ser 1	A+	179,800	4,360,150

USB Capital X, 6.50%	A+	45,000	1,102,050

Wachovia Preferred Funding Corp., 7.25%, Ser A	A	69,000	1,747,770

Wells Fargo Capital Trust IV, 7.00%	AA–	108,100	2,708,986

Electric Utilities 27.47%			156,834,233

Duquesne Light Co., 6.50%	BB	73,650	3,806,784

Entergy Arkansas, Inc., 6.70%	AAA	25,300	650,210

Entergy Mississippi, Inc., 7.25%	A–	363,900	9,188,475

FPC Capital I, 7.10%, Ser A	BBB–	884,891	22,157,671

See notes to financial statements

Preferred Income Fund | Semiannual Report

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Electric Utilities (continued)

FPL Group Capital Trust I, 5.875%	BBB+	502,200	$12,027,690

FPL Group Capital, Inc., 7.45%, Ser E	BBB+	110,000	2,871,000

Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	5,971,798

Georgia Power Co., 6.00%, Ser R	A	415,497	10,387,425

HECO Capital Trust III, 6.50%	BB+	375,400	8,821,900

Interstate Power & Light Co., 8.375%, Ser B	Baa2	700,000	20,825,000

NSTAR Electric Co., 4.78%	A–	15,143	1,241,726

PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	300,000	7,218,750

PPL Energy Supply, LLC, 7.00%	BBB	563,160	14,377,475

Southern California Edison Co., 6.125%	BBB–	119,000	11,635,975

Virginia Power Capital Trust, 7.375%	BBB	596,250	15,055,312

Westar Energy, Inc., 6.10%	AA	97,300	2,485,042

Xcel Energy, Inc., 7.60%	BBB–	320,000	8,112,000

Gas Utilities 3.21%			18,327,422

Southern Union Co., 5.00%, Conv	BBB–	10,000	483,700

Southern Union Co., 7.55%	BB	296,600	7,459,490

Southwest Gas Capital II, 7.70%	BB	412,400	10,384,232

Integrated Telecommunication Services 4.26%			24,351,861

AT&T, Inc., 6.375%	A	66,000	1,646,040

Telephone & Data Systems, Inc., 6.625%	BB+	233,000	4,660,000

Telephone & Data Systems, Inc., 7.60%, Ser A	BB+	816,553	18,045,821

Investment Banking & Brokerage 11.81%			67,418,363

Bear Stearns Capital Trust III, 7.80%	BBB+	187,300	4,665,643

Goldman Sachs Group, Inc., 6.20%, Ser B	A	460,000	11,362,000

Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K	A–	150,000	3,480,000

Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A–	175,600	7,568,360

Merrill Lynch Preferred Capital Trust III, 7.00%	A–	366,400	8,984,128

Merrill Lynch Preferred Capital Trust IV, 7.12%	A–	278,752	6,899,112

Merrill Lynch Preferred Capital Trust V, 7.28%	A–	367,000	9,116,280

Morgan Stanley Capital Trust III, 6.25%	A	192,400	4,367,480

Morgan Stanley Capital Trust IV, 6.25%	A	57,000	1,268,250

Morgan Stanley Capital Trust V, 5.75%	A1	347,000	7,332,110

Morgan Stanley Capital Trust VI, 6.60%	A	100,000	2,375,000

Life & Health Insurance 3.19%			18,263,242

Lincoln National Capital VI,
6.75%, Ser F	A–	175,800	4,310,616

PLC Capital Trust IV, 7.25%	BBB+	224,600	5,437,566

PLC Capital Trust V, 6.125%	BBB+	256,000	5,532,160

Prudential Plc, 6.50% (United Kingdom) (F)	A–	122,000	2,982,900

Movies & Entertainment 4.18%			23,838,573

Viacom, Inc., 6.85%	BBB	985,065	23,838,573

See notes to financial statements

Semiannual Report | Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value

Multi-Line Insurance 11.60%			$66,208,566

Aegon NV, 6.375% (Netherlands) (F)	A–	444,900	10,601,967

Aegon NV, 6.50% (Netherlands) (F)	A–	116,100	2,767,824

ING Groep NV, 6.125% (Netherlands) (F)	A	61,500	1,450,785

ING Groep NV, 6.20% (Netherlands) (F)	A	156,993	3,736,433

ING Groep NV, 7.05% (Netherlands) (F)	A	760,100	18,751,667

ING Groep NV, 7.20% (Netherlands) (F)	A	100,000	2,485,000

ING Groep NV, 7.375% (Netherlands) (F)	A	120,500	3,089,620

MetLife, Inc., 6.50%, Ser B	BBB	950,500	23,325,270

Multi-Utilities 6.72%			38,351,627

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	40,000	4,107,500

BGE Capital Trust II, 6.20%	BBB–	836,825	19,615,178

DTE Energy Trust I, 7.80%	BB+	140,400	3,525,444

PNM Resources, Inc., 6.75%, Conv	BB+	284,500	10,495,205

Public Service Electric & Gas Co., 4.18%, Ser B	BB+	7,900	608,300

Oil & Gas Exploration & Production 5.79%			33,071,451

Chesapeake Energy Corp., 6.25%, Conv (G)	B+	4,530	1,357,301

Nexen, Inc., 7.35% (Canada) (F)	BB+	1,261,000	31,714,150

Other Diversified Financial Services 17.64%			100,709,606

ABN AMRO Capital Funding Trust V, 5.90%	A	626,100	13,855,593

ABN AMRO Capital Funding Trust VII, 6.08%	A	338,000	7,696,260

Bank of America Corp., 6.204%,
Depositary Shares, Ser D	A+	305,000	7,179,700

Citigroup Capital VII, 7.125%	A	336,500	8,362,025

Citigroup Capital VIII, 6.95%	A	658,600	15,892,018

Citigroup Capital X, 6.10%	A	40,000	886,800

Citigroup Capital XI, 6.00%	A	25,000	550,250

DB Capital Funding VIII, 6.375%	A+	471,250	11,295,863

DB Capital Trust II, 6.55%	A+	526,750	12,884,305

JPMorgan Chase Capital X, 7.00%, Ser J	A	615,100	15,469,765

JPMorgan Chase Capital XI, 5.875%, Ser K	A	289,700	6,637,027

Real Estate Management & Development 3.79%			21,639,087

Duke Realty Corp., 6.50%, Depositary Shares, Ser K	BBB	110,000	2,409,000

Duke Realty Corp., 6.60%, Depositary Shares, Ser L	BBB	109,840	2,443,940

Duke Realty Corp., 6.625%, Depositary Shares, Ser J	BBB	66,525	1,476,190

Public Storage, Inc., 6.45%, Depositary Shares, Ser X	BBB+	25,000	566,000

Public Storage, Inc., 6.50%, Depositary Shares, Ser W	BBB+	100,000	2,278,000

Public Storage, Inc., 7.50%, Depositary Shares, Ser V	BBB+	497,643	12,465,957

Regional Banks 4.39%			25,043,848

KeyCorp Capital VI, 6.125%	BBB	25,900	566,433

PFGI Capital Corp., 7.75%	A	796,000	20,521,915

Wachovia Corp., 8.00%	A	150,000	3,955,500

Reinsurance 0.57%			3,230,410

RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda) (F)	BBB+	153,100	3,230,410

See notes to financial statements

Preferred Income Fund | Semiannual Report

F I N A N C I A L  S T A T E M E N T S

				Credit
Issuer, description				rating (A)	Shares	Value

Specialized Finance 1.10%						$6,275,022

CIT Group, Inc., 6.35%, Ser A				BBB+	145,000	3,137,800

Repsol International Capital Ltd., 7.45%, Ser A
(Cayman Islands) (F)				BB+	123,610	3,137,222

Thrifts & Mortgage Finance 0.99%						5,628,600

Sovereign Capital Trust V, 7.75%				BB+	239	5,628,600

Wireless Telecommunication Services 2.47%						14,083,883

United States Cellular Corp., 7.50%				BB+	582,460	14,083,883

			Number of	Exercise	Expiration
Issuer			contracts	price	date	Value

Purchased options 0.02%						$77,070

(Cost $353,865)

Options — Puts 0.01%						77,070

iShares S&P SmallCap Index Fund			2,202	$88	March 08	77,070

	Interest		Maturity	Credit	Par value
Issuer, description	rate		date	rating (A)	(000)	Value

Short-term investments 0.17%						$992,000

(Cost $992,000)

Government U.S. Agency 0.17%						992,000

Federal Home Loan Bank,
Discount Note	1.85%	(Y)	02-01-08	AAA	$992	992,000

Total investments (Cost $884,942,011) 148.63%						$848,515,658

Other assets and liabilities, net 0.43%						$2,424,220

Fund preferred shares, at liquidation value (49.06%)						($280,062,588)

Total net assets applicable to common shareholders 100.00%						$570,877,290

The percentage shown for each investment category is the total value of that category, at liquidation value, as a percentage of the net assets applicable to common shareholders.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,437,538 or 2.35% of the net assets applicable to common shareholders as of January 31, 2008.

(Y) Represents current yield as of January 31, 2008.

See notes to financial statements

Semiannual Report | Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments at value (cost $884,942,011)	$848,515,658
Cash	802
Cash collateral at broker for future contracts (Note 2)	1,260,000
Receivable for investments sold	1,362,832
Dividends and interest receivable	3,721,060
Receivable from affiliates	131,893

Total assets	854,992,245

Liabilities

Unrealized depreciation of swap contracts (Note 2)	2,955,611
Payable for futures variation margin (Note 2)	754,688
Payable to affiliates
Management fees	13,923
Other	101,516
Other payables and accrued expenses	177,146

Total liabilities	4,002,884

Auction Preferred Shares (APS) Series M, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par
value, 2,240 shares issued, liquidation preference of $25,000 per share	56,086,327
APS Series T, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value, 2,240 shares issued,
liquidation preference of $25,000 per share	56,014,446
APS Series W, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value, 2,240 shares issued,
liquidation preference of $25,000 per share	56,002,034
APS Series TH, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value, 2,240 shares issued,
liquidation preference of $25,000 per share	56,000,000
APS Series F, including accrued dividends, unlimited number of shares of beneficial interest authorized with no par value, 2,240 shares issued,
liquidation preference of $25,000 per share	56,009,264

Net assets

Common shares capital paid-in	611,606,906
Accumulated net realized gain on investments, financial futures contracts
and swap contracts	6,467,594
Net unrealized depreciation of investments, financial futures contracts
and swap contracts	(43,870,424)
Accumulated distributions in excess of net investment income	(3,326,786)

Net assets applicable to common shares	$570,877,290

Net asset value per common share

Based on 25,807,938 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value.	$22.12

See notes to financial statements

Preferred Income Fund | Semiannual Report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 1-31-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) and distributions paid to APS shareholders for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $7,512)	$27,423,376
Interest	3,212,542

Total investment income	30,635,918

Expenses

Investment management fees (Note 3)	3,182,900
Accounting and legal services fees (Note 3)	54,252
APS auction fees	358,116
Custodian fees	81,295
Printing fees	40,384
Professional fees	35,490
Trustees’ fees	20,951
Transfer agent fees	18,449
Registration and filing fees	14,780
Miscellaneous	18,610

Total expenses	3,825,227
Less expense reductions (Note 3)	(661,291)

Net expenses	3,163,936

Net investment income	27,471,982

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,493,070
Financial futures contracts	(3,249,922)
Swap contracts	1,071,797
314,945
Change in net unrealized appreciation (depreciation) of
Investments	(8,483,417)
Financial futures contracts	(4,688,501)
Swap contracts	(4,835,290)
(18,007,208)
Net realized and unrealized loss	(17,692,263)

Distributions to APS
Distributions to APS Series M	(1,492,130)
Distributions to APS Series T	(1,473,628)
Distributions to APS Series W	(1,522,665)
Distributions to APS Series TH	(1,490,780)
Distributions to APS Series F	(1,482,741)
(7,461,944)
Increase in net assets from operations	$2,317,775

1 Semiannual period from 8-1-07 to 1-31-08.

See notes to financial statements

Semiannual Report | Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	7-31-07	1-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$55,133,776	$27,471,982
Net realized gain	10,246,873	314,945
Change in net unrealized appreciation (depreciation)	(16,784,780)	(18,007,208)
Distributions to APS	(14,161,545)	(7,461,944)

Increase in net assets resulting from operations	34,434,324	2,317,775

Distributions to common shareholders
From net investment income	(47,933,930)	(24,001,383)
From net realized gain	(5,449,360)	(3,948,356)
	(53,383,290)	(27,949,739)
From Fund share transactions (Note 4)	1,862,756	—

Total decrease	(17,086,210)	(25,631,964)

Net assets

Beginning of period	613,595,464	596,509,254

End of period[2]	$596,509,254	$570,877,290

1 Semiannual period from 8-1-07 to 1-31-08. Unaudited.
2 Includes accumulated (distributions in excess) net investment income of $664,559 and $3,326,786, respectively.

See notes to financial statements

Preferred Income Fund | Semiannual Report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES

Period ended	7-31-03[1,2]	7-31-04[1]	7-31-05[1]	7-31-06	7-31-07	1-31-08[3]

Per share operating performance

Net asset value, beginning of period	$23.88[4]	$25.15	$24.59	$25.78	$23.85	$23.11
Net investment income[5]	2.02	2.31	2.30	2.24	2.13	1.06
Net realized and unrealized
gain (loss) on investments	1.32	(0.25)	1.16	(1.66)	(0.25)	(0.68)
Distributions to APS	(0.12)	(0.13)	(0.26)	(0.45)	(0.55)	(0.29)
Total from investment operations	3.22	1.93	3.20	0.13	1.33	0.09
Less distributions to
common shareholders
From net investment income	(1.80)	(2.16)	(2.01)	(1.86)	(1.86)	(0.93)
From net realized gain	—	(0.33)	—	(0.20)	(0.21)	(0.15)
	(1.80)	(2.49)	(2.01)	(2.06)	(2.07)	(1.08)
Capital charges
Offering costs related
to common shares	(0.02)	—	—	—	—	—
Offering costs and underwriting
discounts related to APS	(0.13)	—	—	—	—	—
	(0.15)	—	—	—	—	—
Net asset value, end of period	$25.15	$24.59	$25.78	$23.85	$23.11	$22.12
Per share market value,
end of period	$24.32	$24.14	$23.46	$23.63	$22.70	$21.97
Total return at net asset value[6,7] (%)	13.46[8,9]	7.97[8]	13.87[8]	1.37	5.46	0.77[9]
Total return at market value[6,7] (%)	4.78[9,10]	9.65	5.55	10.37	4.56	1.89[9]

Ratios and supplemental data

Net assets applicable common
shares, end of period (in millions)	$645	$633	$663	$614	$597	$571
Ratio of net expenses to average
net assets[11] (%)	1.00[12]	1.02	1.02	1.03	1.03	1.12[12]
Ratio of gross expenses to average
net assets[13] (%)	1.28[12]	1.31	1.31	1.31	1.32	1.35[12]
Ratio of net investment income
to average net assets[14] (%)	9.11[12]	9.21	9.03	9.14	8.77	9.69[12]
Portfolio turnover (%)	20[9]	21	24	18	15	6[9]

Senior securities

Total value of APS outstanding
(in millions)	$280	$280	$280	$280	$280	$280
Involuntary liquidation preference
per unit (in thousands)	$25	$25	$25	$25	$25	$25
Average market value per unit
(in thousands)	$25	$25	$25	$25	$25	$25
Asset coverage per unit [15]	$83,686	$79,892	$83,539	$79,097	$78,080	$75,588

See notes to financial statements

Semiannual Report | Preferred Income Fund

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Audited by previous Independent Registered Public Accounting Firm.

2 Inception period from 8-27-02 to 7-31-03.

3 Semiannual period from 8-1-07 to 1-31-08. Unaudited.

4 Reflects the deduction of a $1.125 per share sales load.

5 Based on the average of the shares outstanding.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the periods.

8 Unaudited.

9 Not annualized.

10 Assumes dividend reinvestment and a purchase at the offering price of $25.00 per share on the inception date and a sale at the current market price on the last day of the period.

11 Ratios calculated on the basis of net expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net expenses would have been 0.72%, 0.71%, 0.72%, 0.71%, 0.71% and 0.75% for the years ended 7-31-03, 7-31-04, 7-31-05, 7-31-06, 7-31-07 and the period ended 1-31-08, respectively.

12 Annualized.

13 Ratios calculated on the basis of gross expenses relative to the average net assets of common shares that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratios of gross expenses would have been 0.92%, 0.91%, 0.92%, 0.91%, 0.91% and 0.90% for the years ended 7-31-03, 7-31-04, 7-31-05, 7-31-06, 7-31-07 and the period ended 1-31-08, respectively.

14 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of net investment income would have been 6.59%, 6.43%, 6.33%, 6.33%, 6.08% and 6.47% for the years ended 7-31-03, 7-31-04, 7-31-05, 7-31-06, 7-31-07 and the period ended 1-31-08, respectively.

15 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements

Preferred Income Fund | Semiannual Report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Preferred Income Fund (the Fund) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Investment risk

The Fund may invest a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding

Semiannual Report | Preferred Income Fund

taxes. Discounts/premiums are accreted/ amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on January 31, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-Year Treasury Note	210	Short	Mar 2008	$1,133,500
U.S. 10-Year Treasury Note	840	Short	Mar 2008	3,354,960
Total				$4,488,460

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

Preferred Income Fund | Semiannual Report

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The Fund had no written option transactions during the period ended January 31, 2008.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/ depreciation on the Statement of Operations. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on January 31, 2008:

	RATE TYPE

		PAYMENTS			UNREALIZED
NOTIONAL	PAYMENTS	RECEIVED	TERMINATION		APPRECIATION
AMOUNT	MADE BY FUND	BY FUND	DATE	COUNTERPARTY	(DEPRECIATION)

$70,000,000	2.56% (a)	3-month LIBOR	Jun 2008	Morgan Stanley	$557,954
70,000,000	4.37% (a)	3-month LIBOR	Nov 2010	Bank of America	(2,352,987)
70,000,000	3.79% (a)	3-month LIBOR	Jan 2011	Morgan Stanley	(1,160,578)

Total					($2,955,611)

(a) Fixed rate

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty

Semiannual Report | Preferred Income Fund

in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s finanacial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of January 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended July 31, 2007, the tax character of distributions paid was as follows: ordinary income $64,184,566 and long-term capital gain $3,360,268. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of the John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, managed assets). The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has contractually agreed to limit the Fund’s management fee, on an annual basis, to the following: 0.55% of the Fund’s average daily managed assets until the fifth anniversary of the commencement of the Fund’s operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in management fees amounted to $661,291 for the period ended January 31, 2008. The effective rate for the period ended January 31, 2008 is 0.59% of the Fund’s managed assets. After the eighth year, the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $54,252 with an effective rate of 0.01% of the Fund’s average managed assets.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan.

Preferred Income Fund | Semiannual Report

The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

Common shares

This listing illustrates the reclassification of the Fund’s capital accounts, dividend reinvestments and the number of common shares outstanding at the beginning and end of the year ended July 31, 2007, and the period ended January 31, 2008, along with the corresponding dollar value.

	Year ended 7-31-07		Period ended 1-31-08 [1]
	Shares	Amount	Shares	Amount

Beginning of period	25,732,207	$610,159,568	25,807,938	$611,606,906
Distributions reinvested	75,731	1,862,756	—	—
Reclassification of capital accounts	—	(415,418)	—	—
End of period	25,807,938	$611,606,906	25,807,938	$611,606,906

1Semiannual period from 8-1-07 to 1-31-08. Unaudited.

Auction preferred shares

The Fund issued a total of 11,200 Auction Preferred Shares (2,240 shares of Series M, 2,240 shares of Series T, 2,240 shares of Series W, 2,240 shares of Series TH and 2,240 shares of Series F) (collectively, the APS) on October 23, 2002, in a public offering. The underwriting discount of $2,800,000 has been charged to capital paid-in of common shares during the period ended July 31, 2003. Offering costs of $617,673 related to common shares and offering costs of $385,442 incurred in connection with the preferred shares were charged to the Fund’s capital paid-in during the period ended July 31, 2003.

APS holders may be subject to auction risk. The dividend rate for the APS is normally set through an auction process, where holders may indicate the dividend rate at which they would be willing to hold or sell their APS or purchase additional APS. An auction provides liquidity for the APS; however, holders may not be able to remarket their APS at an auction. APS will not be remarketed if there are more APS offered for sale than there are buyers. If the APS are unable to be remarketed on an auction date, a maximum interest rate is applied to the APS to compensate the investor for having to hold the shares. In the case of the Fund’s APS, the maximum interest rate is the higher of 125 bps over or 125% of the 30-day “AA” Commercial Paper Rate on the date of the auction. If sufficient clearing bids do not exist at an auction, holders wishing to sell will not be able to sell all, and may not be able to sell any, of such APS in the auction. As a result, an investment in APS may be illiquid. Neither broker-dealers nor the Fund are obligated to purchase APS in an auction or otherwise, nor is the Fund required to redeem APS in the event of an unsuccessful remarketing effort at an auction.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every seven days thereafter by an auction. During the year ended July 31, 2007, dividend rates on APS ranged as follows: Series M from 4.30% to 6.50%, Series T from 4.00% to 6.50%, Series W from 4.25% to 6.35%, Series TH from 4.15% to 6.50% and Series F from 4.00% to 6.30% . Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

During the period ended January 31, 2008, APS of the Fund were successfully remarketed

Semiannual Report | Preferred Income Fund

at each remarketing date. All remarketing efforts of APS shares occurring between February 13, 2008 and March 14, 2008 were not successful. As a result, the dividend rates for all series were reset to the maximum, which ranged from 3.84% to 4.34% . Costs of financing the Fund’s leverage through APS may be higher during times of failed auctions which may negatively impact the Fund’s common shareholders.

The APS are subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS, as defined in the Fund’s bylaws. Under the 1940 Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which the shares are outstanding. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Leverage

The Fund issued preferred shares to increase its assets available for investment. When the Fund leverages its assets, the fees paid to the Adviser for investment advisory and administrative services will be higher than if the Fund did not borrow because the Adviser’s fees are calculated based on the Fund’s total assets, including the proceeds of the issuance of preferred shares. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets.

Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the dividend rates on any preferred shares

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 5
Purchases and sales of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended January 31, 2008, aggregated $48,809,053 and $57,831,473, respectively.

The cost of investments owned on January 31, 2008, including short-term investments, for federal income tax purposes was $885,074,310. Gross unrealized appreciation and depreciation of investments aggregated $13,718,080 and $50,276,732, respectively, resulting in net unrealized depreciation of $36,558,652. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discounts on debt securities.

Preferred Income Fund | Semiannual Report

Investment objective and policy

The Fund’s primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed-income securities, that are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment. “Assets” are defined as net assets, including the liquidation preference of APS, plus borrowing for investment purposes.

Bylaws

On December 16, 2003, the Trustees approved the following change to the Fund’s bylaws. The auction preferred shares section of the Fund’s bylaws was changed to update the rating agency requirements in keeping with recent changes to the agencies’ basic maintenance reporting requirements for leveraged closed-end funds. Bylaws now require an independent accountants’ confirmation only once per year, at the Fund’s fiscal year end, and changes to the agencies’ basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund’s bylaws in line with current rating agency requirements.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Dividends and distributions

During the period ended January 31, 2008, dividends from net investment income totaling $0.9300 and distributions from capital gains totaling $0.1530 per share were paid to common shareholders. The dates of payments and amounts per share are as follows:

PAYMENT	INCOME
DATE	DIVIDEND

August 31, 2007	$0.1550
September 28, 2007	0.1550
October 31, 2007	0.1550
November 30, 2007	0.1550
December 31, 2007	0.1550
January 31, 2008	0.1550

PAYMENT	CAPITAL GAIN
DATE	DISTRIBUTION

December 31, 2007	$0.1530

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the Plan Agent), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check and mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend-disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to, or exceeds, their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New

Semiannual Report | Preferred Income Fund

York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than 10 days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates.

When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued, and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividends to be reported on the 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Preferred Income Fund | Semiannual Report

Shareholder communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)

On March 27, 2007, the Annual Meeting of the Fund was held to elect three Trustees.

Proxies covering 23,199,918 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified (there were no current nominees for election by the preferred shareholders), with votes tabulated as follows:

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	22,895,380 (common shares)	304,538
Steven R. Pruchansky	22,904,929 (common shares)	294,989

The preferred shareholders elected Patti McGill Peterson as a Trustee of the Fund until her successor is duly elected and qualified, with the votes tabulated as follows: 10,056 FOR and 55 ABSTAINING.

Semiannual Report | Preferred Income Fund

Board Consideration of and Continuation
of Investment Advisory Agreement and
Subadvisory Agreement: John Hancock
Preferred Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Preferred Income Fund (the Fund), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund and a peer group of comparable funds (the Peer Group) selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006,1 (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Peer Group, (iii) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (iv) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale, (v) the Adviser’s and  Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vi) the background and experience of senior management and investment professionals, and (vii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that,

Preferred Income Fund | Semiannual Report

within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Peer Group, as well as the Fund’s benchmark index. Morningstar determined the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Peer Group. The Board noted the imperfect comparability of the Peer Group and that Morningstar was not able to select a comparative Category for the Fund.

The Board recognized the relatively short operational history of the Fund and noted that the Fund’s performance during the three- and one-year periods was higher than the performance of the median of the Peer Group and its benchmark indexes, the Merrill Lynch Preferred Stock Hybrid Securities Index and Lehman Brothers U.S. Aggregate Index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including administrative fees, transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the median of the Peer Group.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Subadviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

Semiannual Report | Preferred Income Fund

The Board observed that the Advisory Agreements did not offer breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Advisory Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 Morningstar also provided a comparative analysis for most, but not all, of the John Hancock Funds of the investment performance and advisory and other fees incurred by, and the expense ratios of, the John Hancock Funds relative to a category of relevant funds (the Category). Morningstar was not able to select a comparative Category for the John Hancock Preferred Income Fund. Therefore, Morningstar did not provide such an analysis.

Preferred Income Fund | Semiannual Report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Transfer agent for
James F. Carlin, Chairman	Chief Financial Officer	common shareholders
James R. Boyle†		Mellon Investor Services
William H. Cunningham	Gordon M. Shone	Newport Office Center VII
Charles L. Ladner*	Treasurer	480 Washington Boulevard
Dr. John A. Moore*		Jersey City, NJ 07310
Patti McGill Peterson*	John G. Vrysen
Steven R. Pruchansky	Chief Operating Officer	Transfer agent for
*Members of the Audit Committee		preferred shareholders
†Non-Independent Trustee	Investment adviser	Deutsche Bank Trust
	John Hancock Advisers, LLC	Company Americas
Officers	601 Congress Street	280 Park Avenue
Keith F. Hartstein	Boston, MA 02210-2805	New York, NY 10017
President and
Chief Executive Officer	Subadviser	Legal counsel
	MFC Global Investment	Kirkpatrick & Lockhart
Thomas M. Kinzler	Management (U.S.), LLC	Preston Gates Ellis LLP
Secretary and Chief Legal Officer	101 Huntington Avenue	One Lincoln Street
	Boston, MA 02199	Boston, MA 02111-2950
Francis V. Knox, Jr.
Chief Compliance Officer	Custodian	Stock symbol
	The Bank of New York	Listed New York Stock
	One Wall Street	Exchange: HPI
New York, NY 10286
For shareholder assistance refer
to page 25.

How to contact us

Internet	www.jhfunds.com

Mail	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual Report | Preferred Income Fund

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 TDD
www.jhfunds. com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P80SA	1/08
3/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, January 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds - Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008